Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Linked to NIS [Member]
Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis [Line Items]
Sensitivity analysis	$ (1,230)	$ (373)
Sensitivity analysis rate	10.00%	10.00%
Sensitivity analysis total	$ (123)	$ (37)
Linked to AUD [Member]
Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis [Line Items]
Sensitivity analysis	$ (41)	$ (21)
Sensitivity analysis rate	10.00%	10.00%
Sensitivity analysis total	$ (4)	$ (2)
Linked to RMB [Member]
Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis [Line Items]
Sensitivity analysis	$ 19	$ 15
Sensitivity analysis rate	10.00%	10.00%
Sensitivity analysis total	$ 2	$ 2